Income from securities and derivatives	12 Months Ended
Dec. 31, 2023
Disclosure of Income from securities and derivatives [Abstract]
Income from securities and derivatives	Income from securities and derivatives

	2023	2022	2021
Income from securities	1,615,108	1,471,738	745,614
Fair value through other comprehensive income	1,284,794	1,100,971	660,585
Fair value through profit or loss	194,250	209,400	(58,754)
Amortized cost	136,064	161,367	143,783
Income from Derivatives (a)	(69,273)	33,883	(48,331)
Future dolar contracts	33,250	34,984	2,839
Forward contracts	(2,445)	4,475	8,987
Futures contracts and swaps (b)	(100,078)	(5,576)	(60,157)
Total	1,545,835	1,505,621	697,283

(a)    In 2023, management chose to change the form of disclosure of the explanatory note for the results of securities and derivatives for better presentation, with this, the “Results of securities” that were presented in explanatory note 10, came to be combined with the result of derivatives.
(b)    For the year ended December 31, 2023, the fair value adjustment of the hedge object offset the effects of the result of derivatives subject to Hedge Accounting.